Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	[1]	$ 1,720	$ 4,070
Accrued vendor and other expenses		3,712	1,277
Accrued expenses and other current liabilities		$ 5,432	$ 5,347

[1]	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 14).